Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities (USD $)	12 Months Ended
Nov. 30, 2014
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	$ 3,192,351
Accounts Payable [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	668,069
Accounts Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	668,069
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	675,487
Accrued Liabilities [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	675,487
Lease Obligations [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	5,148
Lease Obligations [Member] | 3 to 6 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	5,288
Lease Obligations [Member] | 6 to 9 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	5,431
Lease Obligations [Member] | 9 Months to 1 Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	5,581
Lease Obligations [Member] | Greater Than 1 Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	42,160
Lease Obligations [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	63,608
Due to Related Party [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	181,204
Due to Related Party [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	181,204
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	44,353
Unsecured Convertible Debentures [Member] | 3 to 6 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	44,353
Unsecured Convertible Debentures [Member] | 6 to 9 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,515,277
Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,603,983
Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,574,261
3 to 6 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	49,641
6 to 9 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	1,520,708
9 Months to 1 Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	5,581
Greater Than 1 Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	$ 42,160